Related Party Agreements (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of outstanding balances and a description of significant relationships
We conduct business with several affiliates under written agreements and informal arrangements. Below is a summary of outstanding balances and a description of significant relationships (in thousands):

	As of December 31,
	2020	2019
Due from related party–NantBio	1,294	1,305
Due from related party–NantOmics	591	602
Due from related parties–Various	118	56

Total due from related parties	$2,003	$1,963

Due to related party–NantWorks	10,650	8,105
Due to related party–Duley Road	2,787	2,053
Due to related party–NantBio	943	945
Due to related party–NantPharma	187	188
Due to related party–Immuno-Oncology Clinic, Inc.	271	102

Total due to related parties	$14,838	$11,393

Related party notes payable–NantCapital	109,246	42,385
Related party notes payable–NantMobile	56,660	55,009
Related party notes payable–NantWorks	51,546	49,088
Related party notes payable–NCSC	36,901	35,139

Total related party notes payable	$254,353	$181,621